Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Income and Expenses [Abstract]
Schedule of Other Operating Income
Other operating income is comprised of the following components:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Pension plan interest		539	963
Compensation from insurance companies due to damages (1)	112	45	141
Rental income	402	457	–
Income from recovery tax and expenses	421	661	548
Income from business alliance	3,396	1,218	–
Other	3,717	887	3,887
Total	8,048	3,807	5,539
(1)Mainly related to recoveries from fraud claims.

Schedule of Other Operating Expenses
Other operating expenses are detailed as follows:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Credit card expenses	(147)	(1,043)	(779)
Customer services	(627)	(1,791)	(2,583)
Operating risk charge-offs and provision	(43,501)	(10,358)	(11,089)
Recovery of operating expenses	29,813	2,692	362
Life insurance and general product insurance policies (1)	(31,296)	(9,325)	(47,214)
Commercial representation expenses	(8,799)	(2,053)	(2,373)
Expenses associated leasing operations (2)	(4,922)	(5,329)	(3,842)
Expenses associated factoring operations	(71)	(769)	(784)
Restructuring expenses (3)	(43,156)	(14,232)	-
Commercial alliance expenses	(137)	(696)	(682)
Lawsuits provision	(555)	1,081	(1,210)
Retail association payment	(164)	(162)	(243)
Bond issuance expenses	-	(1,157)	(1,202)
Other	(11,177)	11,504	(34,667)
Total	(114,739)	(31,638)	(106,306)
(1)New Fraud Law became effective on 2020, under which the Bank assumes responsibility against card fraud and electronic transactions.
(2)Includes leasing land taxes, which were modified in 2020 (Tax Modernization Law).
(3)The Bank has implemented a formal restructuring plan in accordance with IAS 37 Provisions. This restructuring plan is part of the Bank's digital transformation process, which involves changing the operating model of the branch network along with a transition towards a common global structure (Go To Model).